Revenue (Expenses) by Type - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Revenue Expenses By Type [abstract]
Revenue	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
Cost of sales and services	(2,259.9)	(1,929.6)	[1]	(2,248.6)	[1]
Administrative	(136.7)	(136.1)	[1]	(138.9)	[1]
Selling	(148.2)	(151.4)	[1]	(169.9)	[1]
Research	(19.7)	(19.5)	[1]	(22.2)	[1]
Other income (expenses), net	(215.8)	(173.8)	[1]	(163.9)	[1]
Equity in losses on associates	(0.2)	(0.4)	[1]	1.2	[1]
Operating profit before financial income	(162.4)	(283.1)	[1]	(195.8)	[1]
Revenue (expenses) by nature:
Revenue from sales of goods	2,207.0	1,797.1		2,011.2
Revenue from sales of services	462.8	365.1		600.3
Sales deductions and tax on revenue	(51.7)	(34.5)		(65.0)
General manufacturing costs	(2,104.3)	(1,788.2)		(2,016.5)
Depreciation	(90.6)	(74.0)		(131.5)
Amortization	(65.0)	(67.4)		(100.6)
Personnel expenses	(146.2)	(158.5)		(156.0)
Selling expenses	(37.5)	(39.1)		(33.0)
Miscellaneous	(336.9)	(283.6)		(304.7)
Operating profit before financial income	$ (162.4)	$ (283.1)	[1]	$ (195.8)	[1]

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).